UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-08837

THE SELECT SECTOR SPDR TRUST
(Exact name of registrant as specified in charter)
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111
(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Ryan M. Louvar, Esq.	Leonard Mackey, Esq.
Vice President and Senior Counsel	Clifford Chance US LLP
State Street Bank and Trust Company	31 West 52nd Street
CHP/0326	New York, New York 10019
One Lincoln Street
Boston, MA 02111
Registrant’s telephone number, including area code: (303) 623-2577
Date of fiscal year end: September 30
Date of reporting period: December 31, 2012

TABLE OF CONTENTS

Item 1. Schedule of Investments
Item 2. Controls and Procedures
SIGNATURES

Item 1.	Schedule of Investments.

The Consumer Discretionary Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCK — 99.6%
AUTO COMPONENTS — 3.0%
BorgWarner, Inc. (a)	281,345	$20,149,929
Delphi Automotive PLC (a)	703,286	26,900,689
Johnson Controls, Inc.	1,644,908	50,498,676
The Goodyear Tire & Rubber Co. (a)	592,579	8,183,516

		105,732,810

AUTOMOBILES — 4.1%
Ford Motor Co.	9,171,214	118,767,221
Harley-Davidson, Inc.	544,387	26,587,861

		145,355,082

DISTRIBUTORS — 0.7%
Genuine Parts Co.	373,210	23,728,692

DIVERSIFIED CONSUMER SERVICES — 0.5%
Apollo Group, Inc. (Class A) (a)	244,659	5,118,266
H&R Block, Inc.	656,746	12,195,773

		17,314,039

HOTELS, RESTAURANTS & LEISURE — 15.7%
Carnival Corp.	1,072,505	39,436,009
Chipotle Mexican Grill, Inc. (a)	75,731	22,526,943
Darden Restaurants, Inc.	310,499	13,994,190
International Game Technology	640,101	9,070,231
Marriott International, Inc. (Class A)	592,037	22,065,219
McDonald’s Corp.	2,415,094	213,035,442
Starbucks Corp.	1,789,130	95,933,151
Starwood Hotels & Resorts Worldwide, Inc.	471,562	27,048,796
Wyndham Worldwide Corp.	337,446	17,955,502
Wynn Resorts, Ltd.	191,067	21,493,127
Yum! Brands, Inc.	1,086,788	72,162,723

		554,721,333

HOUSEHOLD DURABLES — 3.0%
D.R. Horton, Inc. (b)	672,342	13,298,925
Garmin, Ltd. (b)	260,844	10,647,652
Harman International Industries, Inc.	162,360	7,247,750
Leggett & Platt, Inc. (b)	340,203	9,260,326
Lennar Corp. (Class A) (b)	393,686	15,223,838
Newell Rubbermaid, Inc.	691,798	15,406,341
Pulte Group, Inc. (a)	816,907	14,835,031
Whirlpool Corp.	187,776	19,106,208

		105,026,071

INTERNET & CATALOG RETAIL — 9.3%
Amazon.com, Inc. (a)	871,583	218,889,355
Expedia, Inc.	223,782	13,751,404
NetFlix, Inc. (a)(b)	134,453	12,474,549
priceline.com, Inc. (a)	119,838	74,443,365
TripAdvisor, Inc. (a)(b)	265,581	11,143,779

		330,702,452

LEISURE EQUIPMENT & PRODUCTS — 1.1%
Hasbro, Inc. (b)	278,275	9,990,073
Mattel, Inc.	824,813	30,204,652

		40,194,725

MEDIA — 30.8%
Cablevision Systems Corp. (b)	522,722	7,809,467
CBS Corp. (Class B)	1,421,447	54,086,058
Comcast Corp. (Class A)	6,392,402	238,947,987
DIRECTV (a)	1,453,874	72,926,320
Discovery Communications, Inc. (Class A) (a)	574,695	36,481,638
Gannett Co., Inc. (b)	552,786	9,955,676
McGraw-Hill Cos., Inc.	667,943	36,516,444
News Corp. (Class A)	4,850,583	123,883,890
Omnicom Group, Inc.	635,475	31,748,331
Scripps Networks Interactive (Class A)	209,007	12,105,685
The Interpublic Group of Cos., Inc.	1,037,702	11,435,476
The Walt Disney Co.	4,263,201	212,264,778
The Washington Post Co. (Class B) (b)	11,018	4,023,884
Time Warner Cable, Inc.	725,883	70,548,569
Time Warner, Inc.	2,277,751	108,944,830
Viacom, Inc. (Class B)	1,111,682	58,630,108

		1,090,309,141

MULTILINE RETAIL — 7.0%
Big Lots, Inc. (a)	139,227	3,962,401
Dollar General Corp. (a)	631,760	27,854,298
Dollar Tree, Inc. (a)	546,581	22,169,325
Family Dollar Stores, Inc.	230,468	14,613,976
J.C. Penney Co., Inc. (b)	344,906	6,798,097
Kohl’s Corp. (b)	509,002	21,876,906
Macy’s, Inc.	950,997	37,107,903
Nordstrom, Inc.	365,923	19,576,881
Target Corp.	1,565,537	92,632,824

		246,592,611

SPECIALTY RETAIL — 18.9%
Abercrombie & Fitch Co. (Class A)	191,398	9,181,362
AutoNation, Inc. (a)	94,364	3,746,251
AutoZone, Inc. (a)	88,804	31,474,802
Bed Bath & Beyond, Inc. (a)	551,436	30,830,787
Best Buy Co., Inc. (b)	643,698	7,627,821
CarMax, Inc. (a)	550,307	20,658,525
GameStop Corp. (Class A) (b)	291,618	7,316,696
Limited Brands, Inc. (b)	577,279	27,166,750
Lowe’s Cos., Inc.	2,705,756	96,108,453
O’Reilly Automotive, Inc. (a)	275,662	24,649,696
PetSmart, Inc.	258,525	17,667,599
Ross Stores, Inc.	535,023	28,971,495
Staples, Inc. (b)	1,621,241	18,482,147
The Gap, Inc.	715,102	22,196,766
The Home Depot, Inc.	3,596,928	222,469,997
Tiffany & Co. (b)	286,600	16,433,644
TJX Cos., Inc.	1,754,294	74,469,780
Urban Outfitters, Inc. (a)	264,268	10,401,588

		669,854,159

TEXTILES, APPAREL & LUXURY GOODS — 5.5%
Coach, Inc.	682,516	37,886,463
Fossil, Inc. (a)	130,050	12,107,655
NIKE, Inc. (Class B)	1,755,760	90,597,216
Ralph Lauren Corp.	147,922	22,176,466
V.F. Corp.	211,921	31,993,714

		194,761,514

Total COMMON STOCK —
(Cost $3,651,864,689)		3,524,292,629

The Consumer Discretionary Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

SHORT TERM INVESTMENTS — 3.4%
MONEY MARKET FUNDS — 3.4%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	79,934,932	$79,934,932
State Street Institutional Liquid Reserves Fund 0.17% (d)(e)	40,359,883	40,359,883

TOTAL SHORT TERM INVESTMENTS —
(Cost $120,294,815)		120,294,815

TOTAL INVESTMENTS — 103.0% (f)
(Cost $3,772,159,504)		3,644,587,444
OTHER ASSETS & LIABILITIES — (3.0)%		(105,334,017)

NET ASSETS — 100.0%		$3,539,253,427

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2012.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

The Consumer Staples Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCK — 99.5%
BEVERAGES — 19.8%
Beam, Inc.	729,857	$44,586,964
Brown-Forman Corp. (Class B)	701,467	44,367,788
Coca-Cola Enterprises, Inc.	1,282,294	40,687,189
Constellation Brands, Inc. (Class A) (a)	896,393	31,723,348
Dr. Pepper Snapple Group, Inc.	981,275	43,352,729
Molson Coors Brewing Co. (Class B)	772,375	33,049,926
Monster Beverage Corp. (a)	675,464	35,718,536
PepsiCo, Inc.	3,483,906	238,403,688
The Coca-Cola Co.	15,152,847	549,290,704

		1,061,180,872

FOOD & STAPLES RETAILING — 23.0%
Costco Wholesale Corp.	1,774,197	175,237,438
CVS Caremark Corp.	5,035,446	243,463,814
Safeway, Inc. (b)	1,309,061	23,680,914
Sysco Corp.	2,531,484	80,146,783
The Kroger Co.	2,287,854	59,529,961
Wal-Mart Stores, Inc.	6,570,544	448,308,217
Walgreen Co.	3,588,813	132,821,969
Whole Foods Market, Inc.	747,273	68,248,443

		1,231,437,539

FOOD PRODUCTS — 17.7%
Archer-Daniels-Midland Co.	2,815,461	77,115,477
Campbell Soup Co. (b)	915,046	31,925,955
ConAgra Foods, Inc.	1,853,645	54,682,528
Dean Foods Co. (a)	1,127,093	18,608,305
General Mills, Inc.	2,709,287	109,482,288
H.J. Heinz Co.	1,381,829	79,703,897
Hormel Foods Corp. (b)	745,027	23,252,293
Kellogg Co.	1,104,793	61,702,689
Kraft Foods Group, Inc.	2,323,288	105,639,905
McCormick & Co., Inc. (b)	632,486	40,181,836
Mead Johnson Nutrition Co.	876,987	57,784,673
Mondelez International, Inc. (Class A)	6,587,160	167,774,965
The Hershey Co.	680,454	49,142,388
The J.M. Smucker Co.	516,939	44,580,819
Tyson Foods, Inc. (Class A)	1,490,641	28,918,435

		950,496,453

HOUSEHOLD PRODUCTS — 20.5%
Colgate-Palmolive Co.	1,805,167	188,712,158
Kimberly-Clark Corp.	1,617,107	136,532,344
The Clorox Co.	600,463	43,965,901
The Procter & Gamble Co.	10,740,735	729,188,499

		1,098,398,902

PERSONAL PRODUCTS — 1.7%
Avon Products, Inc.	2,121,921	30,470,786
The Estee Lauder Cos., Inc. (Class A)	1,073,147	64,238,579

		94,709,365

TOBACCO — 16.8%
Altria Group, Inc.	7,191,807	225,966,576
Lorillard, Inc.	558,435	65,152,612
Philip Morris International, Inc.	6,562,214	548,863,579
Reynolds American, Inc.	1,419,626	58,815,105

		898,797,872

Total COMMON STOCK —
(Cost $5,440,048,102)		5,335,021,003

SHORT TERM INVESTMENTS — 2.1%
MONEY MARKET FUNDS — 2.1%
State Street Institutional Liquid Reserves Fund 0.17% (c)(d)	77,682,042	77,682,042
State Street Navigator Securities Lending Prime Portfolio (c)(e)	32,207,922	32,207,922

TOTAL SHORT TERM INVESTMENTS —
(Cost $109,889,964)		109,889,964

TOTAL INVESTMENTS — 101.6% (f)
(Cost $5,549,938,066)		5,444,910,967
OTHER ASSETS & LIABILITIES — (1.6)%		(85,132,395)

NET ASSETS — 100.0%		$5,359,778,572

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2012.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Investments of cash collateral for securities loaned.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

The Energy Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCK — 99.9%
ENERGY EQUIPMENT & SERVICES — 20.2%
Baker Hughes, Inc.	2,737,623	$111,804,523
Cameron International Corp. (a)	1,855,661	104,770,620
Diamond Offshore Drilling, Inc.	536,460	36,457,822
Ensco PLC (Class A) (b)	1,081,342	64,101,954
FMC Technologies, Inc. (a)(b)	2,013,984	86,258,935
Halliburton Co.	5,221,139	181,121,312
Helmerich & Payne, Inc. (b)	492,170	27,566,442
Nabors Industries, Ltd. (a)	2,512,627	36,307,460
National-Oilwell Varco, Inc.	2,541,070	173,682,134
Noble Corp.	1,187,011	41,331,723
Rowan Cos., PLC (Class A) (a)	1,565,720	48,960,064
Schlumberger, Ltd.	6,514,249	451,372,313

		1,363,735,302

OIL, GAS & CONSUMABLE FUELS — 79.7%
Anadarko Petroleum Corp.	2,732,225	203,031,640
Apache Corp.	2,119,992	166,419,372
Cabot Oil & Gas Corp.	2,140,280	106,457,527
Chesapeake Energy Corp. (b)	3,247,215	53,968,713
Chevron Corp.	9,398,099	1,016,310,426
ConocoPhillips	4,215,342	244,447,683
CONSOL Energy, Inc.	1,712,402	54,968,104
Denbury Resources, Inc. (a)	3,670,917	59,468,855
Devon Energy Corp.	2,040,864	106,206,563
EOG Resources, Inc.	1,553,346	187,628,663
EQT Corp.	702,968	41,461,053
Exxon Mobil Corp.	14,461,658	1,251,656,500
Hess Corp.	1,735,689	91,922,089
Kinder Morgan, Inc./Delaware	2,971,938	104,998,569
Marathon Oil Corp.	3,890,050	119,268,933
Marathon Petroleum Corp.	1,589,508	100,139,004
Murphy Oil Corp.	1,177,241	70,104,702
Newfield Exploration Co. (a)	622,621	16,673,790
Noble Energy, Inc.	1,138,759	115,857,341
Occidental Petroleum Corp.	3,320,097	254,352,631
Peabody Energy Corp.	1,822,001	48,483,447
Phillips 66	2,942,035	156,222,058
Pioneer Natural Resources Co. (b)	1,310,273	139,661,999
QEP Resources, Inc.	824,158	24,947,263
Range Resources Corp. (b)	1,198,719	75,315,515
Southwestern Energy Co. (a)	2,091,895	69,890,212
Spectra Energy Corp.	4,204,815	115,127,835
Tesoro Corp.	2,066,100	91,011,705
The Williams Cos., Inc.	4,452,200	145,765,028
Valero Energy Corp.	3,619,548	123,498,978
WPX Energy, Inc. (a)	917,422	13,651,239

		5,368,917,437

Total COMMON STOCK —
(Cost $7,815,723,894)		6,732,652,739

SHORT TERM INVESTMENTS — 1.5%
MONEY MARKET FUNDS — 1.5%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	55,035,562	55,035,562
State Street Institutional Liquid Reserves Fund 0.17% (d)(e)	42,671,033	42,671,033

TOTAL SHORT TERM INVESTMENTS —
(Cost $97,706,595)		97,706,595

TOTAL INVESTMENTS — 101.4% (f)
(Cost $7,913,430,489)		6,830,359,334
OTHER ASSETS & LIABILITIES — (1.4)%		(92,246,020)

NET ASSETS — 100.0%		$6,738,113,314

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2012.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

The Financial Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCK — 99.9%
CAPITAL MARKETS — 12.6%
Ameriprise Financial, Inc.	965,526	$60,470,893
BlackRock, Inc.	590,472	122,056,467
E*TRADE Financial Corp. (a)	1,207,201	10,804,449
Franklin Resources, Inc.	647,148	81,346,504
Invesco, Ltd.	2,082,182	54,324,128
Legg Mason, Inc.	549,674	14,137,615
Morgan Stanley	6,504,681	124,369,501
Northern Trust Corp.	1,023,278	51,327,625
State Street Corp. (b)	2,180,498	102,505,211
T. Rowe Price Group, Inc.	1,194,947	77,826,898
The Bank of New York Mellon Corp.	5,499,057	141,325,765
The Charles Schwab Corp. (c)	5,142,006	73,839,206
The Goldman Sachs Group, Inc.	2,077,428	264,996,716

		1,179,330,978

COMMERCIAL BANKS — 17.9%
BB&T Corp.	3,294,252	95,895,676
Comerica, Inc.	892,649	27,082,971
Fifth Third Bancorp	4,209,610	63,943,976
First Horizon National Corp. (c)	1,158,934	11,485,036
Huntington Bancshares, Inc.	4,011,810	25,635,466
KeyCorp	4,378,626	36,868,031
M & T Bank Corp.	570,044	56,132,233
PNC Financial Services Group, Inc.	2,488,604	145,110,499
Regions Financial Corp.	6,625,628	47,174,471
SunTrust Banks, Inc.	2,526,526	71,627,012
U.S. Bancorp	8,842,503	282,429,546
Wells Fargo & Co.	23,013,064	786,586,527
Zions Bancorporation (c)	863,706	18,483,308

		1,668,454,752

CONSUMER FINANCE — 5.9%
American Express Co.	4,578,549	263,174,996
Capital One Financial Corp.	2,736,804	158,543,056
Discover Financial Services	2,367,609	91,271,327
SLM Corp.	2,167,767	37,133,849

		550,123,228

DIVERSIFIED FINANCIAL SERVICES — 23.0%
Bank of America Corp.	50,667,621	587,744,403
Citigroup, Inc.	13,786,037	545,375,624
CME Group, Inc.	1,438,021	72,922,045
IntercontinentalExchange, Inc. (a)	341,054	42,225,896
JPMorgan Chase & Co.	17,868,901	785,695,577
Leucadia National Corp.	929,000	22,100,910
Moody’s Corp.	909,413	45,761,662
NYSE Euronext	1,139,572	35,942,101
The Nasdaq OMX Group, Inc.	549,169	13,734,716

		2,151,502,934

INSURANCE — 25.7%
ACE, Ltd.	1,599,224	127,618,075
Aflac, Inc.	2,207,093	117,240,780
American International Group, Inc. (a)	6,943,191	245,094,642
Aon PLC	1,494,407	83,089,029
Assurant, Inc.	369,032	12,805,410
Berkshire Hathaway, Inc. (Class B) (a)	8,574,258	769,110,943
Cincinnati Financial Corp.	686,419	26,880,168
Genworth Financial, Inc. (Class A) (a)	2,306,356	17,320,734
Hartford Financial Services Group, Inc.	2,045,927	45,910,602
Lincoln National Corp.	1,289,668	33,402,401
Loews Corp.	1,457,976	59,412,522
Marsh & McLennan Cos., Inc.	2,563,567	88,366,154
MetLife, Inc.	5,133,021	169,081,712
Principal Financial Group, Inc.	1,294,280	36,912,866
Prudential Financial, Inc.	2,184,017	116,473,627
The Allstate Corp.	2,259,450	90,762,106
The Chubb Corp.	1,233,447	92,903,228
The Progressive Corp.	2,608,923	55,048,275
The Travelers Cos., Inc.	1,795,130	128,926,237
Torchmark Corp.	445,128	22,999,764
Unum Group	1,290,173	26,861,402
XL Group PLC	1,409,922	35,332,645

		2,401,553,322

REAL ESTATE INVESTMENT TRUSTS (REITS) — 14.1%
American Tower Corp.	1,860,405	143,753,495
Apartment Investment & Management Co. (Class A)	682,539	18,469,505
AvalonBay Communities, Inc.	536,192	72,702,273
Boston Properties, Inc.	707,337	74,843,328
Equity Residential	1,508,795	85,503,413
HCP, Inc.	2,128,473	96,164,410
Health Care REIT, Inc.	1,217,376	74,612,975
Host Hotels & Resorts, Inc.	3,398,451	53,253,727
Kimco Realty Corp. (c)	1,911,322	36,926,741
Plum Creek Timber Co., Inc. (c)	757,765	33,622,033
ProLogis, Inc.	2,161,208	78,862,480
Public Storage, Inc.	678,851	98,406,241
Simon Property Group, Inc.	1,454,992	230,019,685
Ventas, Inc.	1,391,818	90,078,461
Vornado Realty Trust	794,393	63,614,992
Weyerhaeuser Co.	2,539,003	70,635,063

		1,321,468,822

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
CBRE Group, Inc. (a)	1,414,572	28,149,983

THRIFTS & MORTGAGE FINANCE — 0.4%
Hudson City Bancorp, Inc.	2,229,031	18,122,022
People’s United Financial, Inc. (c)	1,630,156	19,708,586

		37,830,608

Total COMMON STOCK —
(Cost $9,723,305,894)		9,338,414,627

SHORT TERM INVESTMENTS — 1.2%
MONEY MARKET FUNDS — 1.2%
State Street Institutional Liquid Reserves Fund 0.17% (d)(e)	70,992,531	70,992,531

The Financial Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

State Street Navigator Securities Lending Prime Portfolio (d)(f)	38,097,674	$38,097,674

TOTAL SHORT TERM INVESTMENTS —
(Cost $109,090,205)		109,090,205

TOTAL INVESTMENTS — 101.1% (g)
(Cost $9,832,396,099)		9,447,504,832
OTHER ASSETS & LIABILITIES — (1.1)%		(100,424,730)

NET ASSETS — 100.0%		$9,347,080,102

(a)	Non-income producing security.
(b)	Affiliated Issuer. (See accompanying Notes to Schedules of Investments)
(c)	A portion of the security was on loan at December 31, 2012.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Investments of cash collateral for securities loaned.
(g)	The values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

The Health Care Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCK — 99.7%
BIOTECHNOLOGY — 13.7%
Alexion Pharmaceuticals, Inc. (a)	686,992	$64,446,720
Amgen, Inc.	2,713,370	234,218,098
Biogen Idec, Inc. (a)	855,045	125,409,450
Celgene Corp. (a)	1,495,629	117,735,915
Gilead Sciences, Inc. (a)	2,677,018	196,626,972

		738,437,155

HEALTH CARE EQUIPMENT & SUPPLIES — 14.8%
Baxter International, Inc.	1,971,551	131,423,590
Becton, Dickinson and Co. (b)	715,056	55,910,229
Boston Scientific Corp. (a)	4,900,537	28,080,077
C.R. Bard, Inc.	288,219	28,170,525
CareFusion Corp. (a)	782,498	22,363,793
Covidien PLC	1,673,893	96,650,582
DENTSPLY International, Inc. (b)	499,881	19,800,286
Edwards Lifesciences Corp. (a)(b)	409,463	36,921,279
Intuitive Surgical, Inc. (a)	140,553	68,922,975
Medtronic, Inc.	3,592,860	147,379,117
St. Jude Medical, Inc.	1,118,187	40,411,278
Stryker Corp.	1,040,114	57,019,049
Varian Medical Systems, Inc. (a)(b)	386,830	27,170,939
Zimmer Holdings, Inc.	623,434	41,558,110

		801,781,829

HEALTH CARE PROVIDERS & SERVICES — 16.5%
Aetna, Inc. (b)	1,214,562	56,234,221
AmerisourceBergen Corp. (b)	865,249	37,361,452
Cardinal Health, Inc.	1,213,524	49,972,918
CIGNA Corp.	1,045,900	55,913,814
Coventry Health Care, Inc.	471,889	21,154,784
DaVita, Inc. (a)	296,352	32,755,787
Express Scripts Holding Co. (a)	3,039,279	164,121,066
Humana, Inc.	601,193	41,259,876
Laboratory Corp. of America Holdings (a)	334,465	28,971,358
McKesson Corp.	860,219	83,406,834
Patterson Cos., Inc. (b)	300,151	10,274,169
Quest Diagnostics, Inc.	582,561	33,945,829
Tenet Healthcare Corp. (a)(b)	390,624	12,683,561
UnitedHealth Group, Inc.	3,641,571	197,518,811
WellPoint, Inc.	1,103,091	67,200,304

		892,774,784

HEALTH CARE TECHNOLOGY — 0.7%
Cerner Corp. (a)	514,805	39,969,460

LIFE SCIENCES TOOLS & SERVICES — 3.7%
Agilent Technologies, Inc.	1,233,002	50,479,102
Life Technologies Corp. (a)	608,430	29,861,744
PerkinElmer, Inc.	402,761	12,783,634
Thermo Fisher Scientific, Inc.	1,273,756	81,240,158
Waters Corp. (a)	307,425	26,782,866

		201,147,504

PHARMACEUTICALS — 50.3%
Abbott Laboratories	4,737,717	310,320,463
Allergan, Inc.	1,118,697	102,618,076
Bristol-Myers Squibb Co.	5,866,423	191,186,726
Eli Lilly & Co.	3,613,491	178,217,376
Forest Laboratories, Inc. (a)	835,616	29,513,957
Hospira, Inc. (a)	583,109	18,216,325
Johnson & Johnson	9,799,229	686,925,953
Merck & Co., Inc.	10,749,645	440,090,466
Mylan, Inc. (a)	1,436,022	39,461,885
Perrigo Co.	311,001	32,353,434
Pfizer, Inc.	26,033,516	652,920,581
Watson Pharmaceuticals, Inc. (a)	476,626	40,989,836

		2,722,815,078

Total COMMON STOCK —
(Cost $5,471,706,673)		5,396,925,810

SHORT TERM INVESTMENTS — 1.6%
MONEY MARKET FUNDS — 1.6%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	44,414,810	44,414,810
State Street Institutional Liquid Reserves Fund 0.17% (d)(e)	39,022,119	39,022,119

TOTAL SHORT TERM INVESTMENTS —
(Cost $83,436,929)		83,436,929

TOTAL INVESTMENTS — 101.3% (f)
(Cost $5,555,143,602)		5,480,362,739
OTHER ASSETS & LIABILITIES — (1.3)%		(69,131,165)

NET ASSETS — 100.0%		$5,411,231,574

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2012.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

The Industrial Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCK — 99.7%
AEROSPACE & DEFENSE — 23.9%
General Dynamics Corp.	1,029,354	$71,303,352
Honeywell International, Inc.	2,354,784	149,458,140
L-3 Communications Holdings, Inc.	268,296	20,556,840
Lockheed Martin Corp.	810,821	74,830,670
Northrop Grumman Corp.	755,750	51,073,585
Precision Castparts Corp.	414,603	78,534,100
Raytheon Co.	1,028,803	59,217,901
Rockwell Collins, Inc. (a)	516,619	30,051,727
Textron, Inc. (a)	1,002,614	24,854,801
The Boeing Co.	2,019,600	152,197,056
United Technologies Corp.	2,495,707	204,672,931

		916,751,103

AIR FREIGHT & LOGISTICS — 7.5%
C.H. Robinson Worldwide, Inc. (a)	459,362	29,040,866
Expeditors International of Washington, Inc.	595,653	23,558,076
FedEx Corp.	892,406	81,851,478
United Parcel Service, Inc. (Class B)	2,076,274	153,083,682

		287,534,102

AIRLINES — 0.6%
Southwest Airlines Co.	2,306,214	23,615,631

BUILDING PRODUCTS — 0.5%
Masco Corp.	1,133,544	18,884,843

COMMERCIAL SERVICES & SUPPLIES — 4.5%
Avery Dennison Corp.	351,256	12,265,859
Cintas Corp.	365,269	14,939,502
Iron Mountain, Inc.	475,240	14,756,202
Pitney Bowes, Inc. (a)	654,911	6,968,253
Republic Services, Inc.	852,157	24,993,765
Stericycle, Inc. (b)	244,781	22,830,724
The ADT Corp.	662,126	30,782,238
Waste Management, Inc. (a)	1,356,195	45,758,019

		173,294,562

CONSTRUCTION & ENGINEERING — 1.9%
Fluor Corp.	690,076	40,535,064
Jacobs Engineering Group, Inc. (b)	370,033	15,752,305
Quanta Services, Inc. (b)	607,761	16,585,798

		72,873,167

ELECTRICAL EQUIPMENT — 7.2%
Eaton Corp. PLC	1,609,207	87,219,019
Emerson Electric Co.	2,185,303	115,733,647
Rockwell Automation, Inc.	513,816	43,155,406
Roper Industries, Inc.	280,311	31,249,070

		277,357,142

INDUSTRIAL CONGLOMERATES — 20.4%
3M Co.	1,860,150	172,714,928
Danaher Corp.	1,862,389	104,107,545
General Electric Co.	22,130,385	464,516,781
Tyco International, Ltd.	1,326,329	38,795,123

		780,134,377

MACHINERY — 21.0%
Caterpillar, Inc.	1,987,178	178,011,405
Cummins, Inc.	927,839	100,531,356
Deere & Co.	1,246,086	107,686,752
Dover Corp.	617,784	40,594,587
Flowserve Corp.	142,554	20,926,927
Illinois Tool Works, Inc.	1,291,973	78,564,878
Ingersoll-Rand PLC	798,410	38,291,744
Joy Global, Inc.	301,922	19,256,585
PACCAR, Inc.	1,170,232	52,906,189
Pall Corp.	464,572	27,995,109
Parker-Hannifin Corp.	536,254	45,613,765
Pentair, Ltd.	599,105	29,446,011
Snap-on, Inc.	165,872	13,102,229
Stanley Black & Decker, Inc. (a)	480,916	35,573,356
Xylem, Inc.	529,430	14,347,553

		802,848,446

PROFESSIONAL SERVICES — 1.4%
Dun & Bradstreet Corp. (a)	127,009	9,989,258
Equifax, Inc.	463,810	25,101,397
Robert Half International, Inc.	567,357	18,053,300

		53,143,955

ROAD & RAIL — 8.7%
CSX Corp.	3,543,919	69,921,522
Norfolk Southern Corp.	1,057,649	65,405,014
Ryder System, Inc.	264,900	13,226,457
Union Pacific Corp.	1,459,346	183,468,979

		332,021,972

TRADING COMPANIES & DISTRIBUTORS — 2.1%
Fastenal Co.	768,701	35,890,650
W.W. Grainger, Inc.	223,248	45,178,698

		81,069,348

Total COMMON STOCK —
(Cost $4,152,106,967)		3,819,528,648

SHORT TERM INVESTMENTS — 2.1%
MONEY MARKET FUNDS — 2.1%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	46,772,659	46,772,659
State Street Institutional Liquid Reserves Fund 0.17% (d)(e)	32,759,940	32,759,940

TOTAL SHORT TERM INVESTMENTS —
(Cost $79,532,599)		79,532,599

TOTAL INVESTMENTS — 101.8% (f)
(Cost $4,231,639,566)		3,899,061,247
OTHER ASSETS & LIABILITIES — (1.8)%		(68,221,738)

NET ASSETS — 100.0%		$3,830,839,509

(a)	A portion of the security was on loan at December 31, 2012.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

The Materials Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCK — 99.8%
CHEMICALS — 70.5%
Air Products & Chemicals, Inc.	1,163,006	$97,715,764
Airgas, Inc.	394,238	35,989,987
CF Industries Holdings, Inc.	344,932	70,076,385
E.I. du Pont de Nemours & Co.	5,026,321	226,033,655
Eastman Chemical Co.	854,456	58,145,731
Ecolab, Inc.	1,421,030	102,172,057
FMC Corp.	764,088	44,714,430
International Flavors & Fragrances, Inc.	461,890	30,734,161
LyondellBasell Industries NV (Class A)	2,046,234	116,819,499
Monsanto Co.	2,881,634	272,746,658
PPG Industries, Inc.	838,375	113,474,056
Praxair, Inc.	1,601,425	175,275,966
Sigma-Aldrich Corp. (a)	665,049	48,934,305
The Dow Chemical Co.	6,463,867	208,912,182
The Mosaic Co.	1,512,026	85,626,032
The Sherwin-Williams Co.	470,692	72,401,844

		1,759,772,712

CONSTRUCTION MATERIALS — 1.5%
Vulcan Materials Co.	730,922	38,044,490

CONTAINERS & PACKAGING — 3.9%
Ball Corp.	858,556	38,420,381
Bemis Co., Inc.	595,369	19,921,047
Owens-Illinois, Inc. (b)	951,774	20,244,233
Sealed Air Corp. (a)	1,129,292	19,773,903

		98,359,564

METALS & MINING — 18.8%
Alcoa, Inc.	5,893,112	51,152,212
Allegheny Technologies, Inc.	618,865	18,788,742
Cliffs Natural Resources, Inc. (a)	793,472	30,596,281
Freeport-McMoRan Copper & Gold, Inc.	5,116,790	174,994,218
Newmont Mining Corp.	2,100,746	97,558,644
Nucor Corp.	1,744,957	75,347,243
United States Steel Corp. (a)	838,721	20,020,270

		468,457,610

PAPER & FOREST PRODUCTS — 5.1%
International Paper Co.	2,410,192	96,022,049
MeadWestvaco Corp.	986,079	31,426,338

		127,448,387

Total COMMON STOCK —
(Cost $2,724,227,952)		2,492,082,763

SHORT TERM INVESTMENTS — 2.0%
MONEY MARKET FUNDS — 2.0%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	26,715,208	26,715,208
State Street Institutional Liquid Reserves Fund 0.17% (d)(e)	21,908,975	21,908,975

TOTAL SHORT TERM INVESTMENTS —
(Cost $48,624,183)		48,624,183

TOTAL INVESTMENTS — 101.8% (f)
(Cost $2,772,852,135)		2,540,706,946
OTHER ASSETS & LIABILITIES — (1.8)%		(44,487,864)

NET ASSETS — 100.0%		$2,496,219,082

(a)	A portion of the security was on loan at December 31, 2012.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

The Technology Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCK — 99.7%
COMMUNICATIONS EQUIPMENT — 9.0%
Cisco Systems, Inc.	15,520,489	$304,977,609
F5 Networks, Inc. (a)	231,669	22,506,643
Harris Corp.	362,923	17,768,710
JDS Uniphase Corp. (a)	877,913	11,886,942
Juniper Networks, Inc. (a)	1,555,855	30,603,668
Motorola Solutions, Inc.	839,640	46,751,155
QUALCOMM, Inc.	5,011,394	310,806,656

		745,301,383

COMPUTERS & PERIPHERALS — 22.4%
Apple, Inc.	2,749,875	1,465,765,871
Dell, Inc.	4,338,907	43,953,128
EMC Corp. (a)	6,230,270	157,625,831
Hewlett-Packard Co.	4,781,181	68,131,829
NetApp, Inc. (a)	1,102,016	36,972,637
SanDisk Corp. (a)	772,012	33,628,843
Seagate Technology PLC (b)	982,085	29,933,951
Western Digital Corp.	676,572	28,747,544

		1,864,759,634

DIVERSIFIED TELECOMMUNICATION SERVICES — 12.4%
AT&T, Inc.	16,603,972	559,719,896
CenturyLink, Inc.	1,908,647	74,666,271
Frontier Communications Corp. (b)	3,516,407	15,050,222
Verizon Communications, Inc.	8,390,753	363,067,882
Windstream Corp. (b)	1,911,539	15,827,543

		1,028,331,814

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.1%
Amphenol Corp. (Class A)	504,380	32,633,386
Corning, Inc.	4,405,186	55,593,447
FLIR Systems, Inc.	485,904	10,840,518
Jabil Circuit, Inc.	658,885	12,709,892
Molex, Inc. (b)	470,667	12,863,329
TE Connectivity, Ltd.	1,235,283	45,853,705

		170,494,277

INTERNET SOFTWARE & SERVICES — 10.0%
Akamai Technologies, Inc. (a)	590,707	24,165,823
eBay, Inc. (a)	3,456,206	176,335,630
Google, Inc. (Class A) (a)	778,044	551,921,072
VeriSign, Inc. (a)	506,569	19,665,009
Yahoo!, Inc. (a)	3,118,976	62,067,623

		834,155,157

IT SERVICES — 17.4%
Accenture PLC (Class A)	1,866,552	124,125,708
Automatic Data Processing, Inc.	1,452,266	82,793,685
Cognizant Technology Solutions Corp. (Class A) (a)	910,363	67,412,380
Computer Sciences Corp.	481,263	19,274,583
Fidelity National Information Services, Inc.	802,499	27,934,990
Fiserv, Inc. (a)	413,994	32,717,946
International Business Machines Corp.	3,104,917	594,746,851
MasterCard, Inc. (Class A)	319,591	157,008,666
Paychex, Inc. (b)	990,856	30,855,256
SAIC, Inc.	826,834	9,359,761
Teradata Corp. (a)	540,647	33,460,643
The Western Union Co.	1,820,607	24,778,461
Total System Services, Inc.	540,825	11,584,472
Visa, Inc. (Class A)	1,523,995	231,007,162

		1,447,060,564

OFFICE ELECTRONICS — 0.3%
Xerox Corp.	3,949,551	26,935,938

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 8.7%
Advanced Micro Devices, Inc. (a)(b)	1,995,290	4,788,696
Altera Corp.	1,009,604	34,770,762
Analog Devices, Inc.	924,509	38,884,849
Applied Materials, Inc.	3,590,862	41,079,461
Broadcom Corp. (Class A) (a)	1,560,621	51,828,223
First Solar, Inc. (a)(b)	175,578	5,421,849
Intel Corp.	12,404,103	255,896,645
KLA-Tencor Corp.	524,924	25,070,370
Lam Research Corp. (a)	501,203	18,108,464
Linear Technology Corp.	723,590	24,819,137
LSI Corp. (a)	1,862,041	13,183,250
Microchip Technology, Inc. (b)	620,872	20,234,218
Micron Technology, Inc. (a)	3,168,620	20,120,737
NVIDIA Corp.	1,918,012	23,572,368
Teradyne, Inc. (a)(b)	703,439	11,881,085
Texas Instruments, Inc.	3,326,560	102,923,766
Xilinx, Inc.	822,524	29,528,612

		722,112,492

SOFTWARE — 15.9%
Adobe Systems, Inc. (a)	1,480,841	55,798,089
Autodesk, Inc. (a)	711,732	25,159,726
BMC Software, Inc. (a)	444,199	17,616,932
CA, Inc.	1,031,074	22,663,007
Citrix Systems, Inc. (a)	583,690	38,377,618
Electronic Arts, Inc. (a)	958,034	13,920,234
Intuit, Inc.	848,734	50,499,673
Microsoft Corp.	22,143,413	591,893,429
Oracle Corp.	11,049,494	368,169,140
Red Hat, Inc. (a)	615,263	32,584,328
Salesforce.com, Inc. (a)(b)	409,989	68,919,151
Symantec Corp. (a)	2,100,450	39,509,465

		1,325,110,792

WIRELESS TELECOMMUNICATION SERVICES — 1.5%
Crown Castle International Corp. (a)	857,710	61,892,353
MetroPCS Communications, Inc. (a)	1,095,072	10,885,016
Sprint Nextel Corp. (a)	9,142,325	51,836,983

		124,614,352

Total COMMON STOCK —
(Cost $8,600,667,745)		8,288,876,403

SHORT TERM INVESTMENTS — 1.6%
MONEY MARKET FUNDS — 1.6%
State Street Institutional Liquid Reserves Fund 0.17% (c)(d)	69,312,846	69,312,846

The Technology Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

State Street Navigator Securities Lending Prime Portfolio (c)(e)	63,009,116	$63,009,116

TOTAL SHORT TERM INVESTMENTS —
(Cost $132,321,962)		132,321,962

TOTAL INVESTMENTS — 101.3% (f)
(Cost $8,732,989,707)		8,421,198,365
OTHER ASSETS & LIABILITIES — (1.3)%		(111,390,350)

NET ASSETS — 100.0%		$8,309,808,015

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2012.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Investments of cash collateral for securities loaned.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

The Utilities Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCK — 99.7%
ELECTRIC UTILITIES — 57.3%
American Electric Power Co., Inc.	5,854,379	$249,864,896
Duke Energy Corp.	7,801,594	497,741,697
Edison International	3,930,262	177,608,540
Entergy Corp.	2,134,467	136,072,271
Exelon Corp.	10,259,675	305,122,734
FirstEnergy Corp.	5,022,523	209,740,560
NextEra Energy, Inc.	5,082,459	351,655,338
Northeast Utilities	3,770,269	147,342,113
Pepco Holdings, Inc. (a)	2,795,435	54,818,480
Pinnacle West Capital Corp.	1,348,143	68,728,330
PPL Corp.	7,012,517	200,768,362
Southern Co.	10,497,528	449,399,174
Xcel Energy, Inc.	5,906,632	157,766,141

		3,006,628,636

GAS UTILITIES — 3.1%
AGL Resources, Inc.	1,414,616	56,542,202
Oneok, Inc.	2,457,375	105,052,781

		161,594,983

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 3.2%
NRG Energy, Inc.	3,870,575	88,984,520
The AES Corp.	7,459,336	79,814,895

		168,799,415

MULTI-UTILITIES — 36.1%
Ameren Corp.	2,938,401	90,267,679
CenterPoint Energy, Inc.	5,206,441	100,223,989
CMS Energy Corp.	3,239,022	78,967,356
Consolidated Edison, Inc.	3,541,682	196,705,018
Dominion Resources, Inc.	6,900,932	357,468,278
DTE Energy Co.	2,088,530	125,416,227
Integrys Energy Group, Inc.	953,366	49,784,773
NiSource, Inc.	3,778,572	94,048,657
PG&E Corp.	5,189,391	208,509,730
Public Service Enterprise Group, Inc.	6,075,919	185,923,121
SCANA Corp. (a)	1,589,904	72,563,219
Sempra Energy	2,715,747	192,655,092
TECO Energy, Inc. (a)	2,485,919	41,664,003
Wisconsin Energy Corp.	2,763,044	101,818,171

		1,896,015,313

Total COMMON STOCK —
(Cost $5,767,143,102)		5,233,038,347

SHORT TERM INVESTMENTS — 2.6%
MONEY MARKET FUNDS — 2.6%
State Street Institutional Liquid Reserves Fund 0.17% (b)(c)	72,536,815	72,536,815
State Street Navigator Securities Lending Prime Portfolio (b)(d)	65,301,981	65,301,981

TOTAL SHORT TERM INVESTMENTS —
(Cost $137,838,796)		137,838,796

TOTAL INVESTMENTS — 102.3% (e)
(Cost $5,904,981,898)		5,370,877,143
OTHER ASSETS & LIABILITIES — (2.3)%		(119,056,250)

NET ASSETS — 100.0%		$5,251,820,893

(a)	A portion of the security was on loan at December 31, 2012.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Investments of cash collateral for securities loaned.
(e)	The values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

THE SELECT SECTOR SPDR TRUST
NOTES TO SCHEDULES OF INVESTMENTS
December 31, 2012 (Unaudited)

Security Valuation

The value of each Fund’s portfolio securities is based on the market price of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. Investments in open-end investment companies are valued at their net asset value each business day. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees of the Trust (the “Board”) believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. The Board has delegated the process of valuing securities for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the security to the Pricing and Investment Committee (the “Committee”). The Committee, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. Accordingly, a Fund’s net asset value may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

The Funds continue to follow the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance for the fair value option for financial assets and financial liabilities provides funds the irrevocable option to measure many financial assets and liabilities at fair value with changes in fair value recognized in earnings. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds’ net assets are computed and that may materially affect the value of the Funds’ investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s respective Select Sector Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s respective Select Sector Index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments. The type of inputs used to value each security is identified in the Schedule of Investments, which also includes a breakdown of the Funds’ investments by industry. The Funds did not hold any investments valued using Level 2 or Level 3 inputs as of December 31, 2012 and did not have any transfers between levels for the three months ended December 31, 2012.

THE SELECT SECTOR SPDR TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Transactions with Affiliated Issuers

The Financial Select Sector SPDR Fund has invested in an affiliated company, State Street Corp. Amounts relating to this investment at December 31, 2012, and for the period then ended are:

Number of							Number of
Shares Held	Cost at	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
at 9/30/12	9/30/12	9/30/12	Cost	Shares	Proceeds	Shares	at 12/31/12	12/31/12	Income	Gain/(Loss)

2,015,698	$92,445,893	$84,578,688	$38,016,864	847,684	$30,467,702	682,884	2,180,498	$102,505,211	$511,523	$662,112

Each Fund may invest in certain money market funds managed by SSgA Funds Management, Inc. (“SSgA FM or the “Adviser”), including the State Street Institutional Liquid Reserves Fund — Institutional Class (“Liquid Reserves Fund“), a series of State Street Institutional Investment Trust. The Liquid Reserves Fund is a feeder fund in a master/feeder fund structure that invests substantially all of its assets in the State Street Money Market Portfolio (“Master Portfolio”). The Liquid Reserves Fund does not pay an investment advisory fee to the Adviser, but the Master Portfolio in which it invests pays an investment advisory fee to the Adviser. The Liquid Reserves Fund intends to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. All income distributions earned by a Fund from affiliated money market funds are recorded as dividend income on securities of affiliated issuers. In addition, cash collateral from lending activities is invested in State Street Navigator Securities Lending Prime Portfolio (“Prime Portfolio”), for which SSgA FM serves as the investment adviser. Prime Portfolio is a series of State Street Navigator Securities Lending Trust, a registered investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) and operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act.

Amounts related to investments in Prime Portfolio and/or Liquid Reserves Fund at December 31, 2012 and for the period then ended are:

	Value at	Purchased		Sold		Value at
Prime Portfolio	9/30/12	Cost	Shares	Proceeds	Shares	12/31/12	Income

The Consumer Discretionary Select Sector SPDR Fund	$131,291,669	$99,407,110	99,407,110	$150,763,847	150,763,847	$79,934,932	$72,346
The Consumer Staples Select Sector SPDR Fund	143,067,632	46,735,851	46,735,851	157,595,561	157,595,561	32,207,922	78,372
The Energy Select Sector SPDR Fund	234,905,982	183,749,548	183,749,548	363,619,968	363,619,968	55,035,562	91,190
The Financial Select Sector SPDR Fund	134,996,666	177,600,027	177,600,027	274,499,019	274,499,019	38,097,674	78,272
The Health Care Select Sector SPDR Fund	194,402,560	207,516,242	207,516,242	357,503,992	357,503,992	44,414,810	49,518
The Industrial Select Sector SPDR Fund	89,424,762	93,338,344	93,338,344	135,990,447	135,990,447	46,772,659	52,975
The Materials Select Sector SPDR Fund	60,137,175	88,861,597	88,861,597	122,283,564	122,283,564	26,715,208	38,625
The Technology Select Sector SPDR Fund	109,529,270	389,907,886	389,907,886	436,428,040	436,428,040	63,009,116	70,188
The Utilities Select Sector SPDR Fund	147,218,747	234,510,039	234,510,039	316,426,805	316,426,805	65,301,981	80,856

	Value at	Purchased		Sold		Value at
Liquid Reserves Fund	9/30/12	Cost	Shares	Proceeds	Shares	12/31/12	Income

The Consumer Discretionary Select Sector SPDR Fund	$15,689,475	$45,524,536	45,524,536	$20,854,128	20,854,128	$40,359,883	$3,492
The Consumer Staples Select Sector SPDR Fund	48,722,784	103,133,589	103,133,589	74,174,331	74,174,331	77,682,042	9,856
The Energy Select Sector SPDR Fund	39,318,086	62,739,183	62,739,183	59,386,236	59,386,236	42,671,033	5,627
The Financial Select Sector SPDR Fund	44,328,125	92,916,303	92,916,303	66,251,897	66,251,897	70,992,531	6,747
The Health Care Select Sector SPDR Fund	21,286,487	58,848,573	58,848,573	41,112,941	41,112,941	39,022,119	5,606
The Industrial Select Sector SPDR Fund	21,966,426	57,165,858	57,165,858	46,372,344	46,372,344	32,759,940	3,282
The Materials Select Sector SPDR Fund	16,736,629	31,070,002	31,070,002	25,897,656	25,897,656	21,908,975	3,412
The Technology Select Sector SPDR Fund	76,841,534	79,619,281	79,619,281	87,147,969	87,147,969	69,312,846	14,036
The Utilities Select Sector SPDR Fund	70,938,865	107,458,989	107,458,989	105,861,039	105,861,039	72,536,815	7,554

THE SELECT SECTOR SPDR TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at December 31, 2012 was as follows:

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

The Consumer Discretionary Select Sector SPDR Fund	$3,772,159,504	$110,747,849	$238,319,909	$(127,572,060)
The Consumer Staples Select Sector SPDR Fund	5,549,938,066	90,250,601	195,277,700	(105,027,099)
The Energy Select Sector SPDR Fund	7,913,430,489	86,194,975	1,169,266,130	(1,083,071,155)
The Financial Select Sector SPDR Fund	9,832,396,099	112,667,238	497,558,505	(384,891,267)
The Health Care Select Sector SPDR Fund	5,555,143,602	150,144,647	224,925,510	(74,780,863)
The Industrial Select Sector SPDR Fund	4,231,639,566	33,111,228	365,689,547	(332,578,319)
The Materials Select Sector SPDR Fund	2,772,852,135	62,050,814	294,196,003	(232,145,189)
The Technology Select Sector SPDR Fund	8,732,989,707	456,103,911	767,895,253	(311,791,342)
The Utilities Select Sector SPDR Fund	5,904,981,898	54,366,350	588,471,105	(534,104,755)

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is also available on the Funds’ website at www.sectorspdrs.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2.	Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.
(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
The Select Sector SPDR Trust

By:	/s/ James E. Ross James E. Ross
President

By:	/s/ Chad C. Hallett Chad C. Hallett
Treasurer

Date:	February 22, 2013
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James E. Ross James E. Ross
President

By:	/s/ Chad C. Hallett Chad C. Hallett
Treasurer

Date:	February 22, 2013